Fair Value Measurement	12 Months Ended
Dec. 31, 2022
Fair Value Measurement
Fair Value Measurement

24.Fair Value Measurement

(a)Assets and liabilities measured or disclosed at fair value on a recurring basis

In accordance with ASC 820, the Company measures short-term investments and payables for contingent consideration for business acquisitions at fair value on a recurring basis. Short-term investments include structured notes with a variable interest rate and equity investment in a mutual fund with fair value measurement. The short-term investments in structured notes are recorded at fair value based on quoted prices provided by banks at the end of each period. The Company classifies the valuation techniques that use these inputs as Level 2 of fair value measurements. The Company measures the fair value of contingent consideration for business combination using 1) management’s estimate of the acquiree’s pre-tax operating profit for the years ended December 31, 2019, 2) management’s estimate of the acquiree’s certain revenue and net profit for the year ending December 31, 2021, 2022 and 2023, and 3) as well as the discount factor which considers the time value of money and credit risk. The Company measured the payables for contingent consideration at fair value on a recurring basis using significant unobservable inputs (Level 3) as of the year ended December 31, 2022. Significant increases (decreases) in the inputs used in the fair value measurement of Level 3 contingent consideration in isolation would result in a significant higher (lower) fair value measurement.

24.Fair Value Measurement (continued)

(a)Assets and liabilities measured or disclosed at fair value on a recurring basis (continued)

As of December 31, 2021and 2022, assets and liabilities measured or disclosed at fair value on a recurring basis are summarized below:

		Fair value measurement or disclosure
		at December 31, 2021 using
		Quoted prices in		Significant
		active market for	Significant other	unobservable
	Total fair value at	identical assets	observable inputs	inputs	Total (losses)
	December 31, 2021	(Level 1)	(Level 2)	(Level 3)	gains
	RMB	RMB	RMB	RMB	RMB
Assets
Short-term investments, structured notes - recurring	69,548	—	69,548	—	—
Short-term investments, alternative investment fund (1)	109,282	—	—	—	(52,877)
Total	178,830	—	69,548	—	(52,877)
Liabilities
Purchase consideration payables	16,002	—	—	16,002	—
Contingent consideration	1,800	—	—	1,800	1,100
Total	17,802	—	—	17,802	1,100

		Fair value measurement or disclosure
		at December 31, 2022 using
		Quoted prices in		Significant
		active market for	Significant other	unobservable
	Total fair value at	identical assets	observable inputs	inputs
	December 31, 2022	(Level 1)	(Level 2)	(Level 3)	Total losses
	RMB	RMB	RMB	RMB	RMB
Assets
Short-term investments, structured notes-recurring	2,500	—	2,500	—	—
Short-term investments, alternative investment fund (1)	61,855	—	—	—	(49,664)
Total	64,355	—	2,500	—	(49,664)
Liabilities
Purchase consideration payables	15,845	—	—	15,845	—
Contingent consideration	1,800	—	—	1,800	—
Total	17,645	—	—	17,645	—
(1)	Investments are measured at fair value using NAV as a practical expedient. These investments have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented on the consolidated statements of balance sheets.

The Company did not transfer any assets or liabilities in or out of Level 3 during the years ended December 31, 2020, 2021 and 2022.

24.Fair Value Measurement (continued)

(b)Assets and liabilities measured at fair value on a nonrecurring basis

The Group’s goodwill and intangible assets are primarily acquired through business acquisitions. Purchase price allocation are measured at fair value on a nonrecurring basis as of the acquisition dates. The Group measures its goodwill and intangible assets at fair value on a nonrecurring basis annually or whenever events or changes in circumstances indicate that carrying amount of a reporting unit exceeds its fair value. Acquired intangible assets are measured using the income approach - discounted cash flow method when events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. The Group recognized impairment loss related to goodwill and acquired intangible assets arising from acquisitions of RMB55,038 and RMB4,882(US$708) for the years ended December 31, 2021 and 2022, respectively.